Non-current liabilities - deferred tax - Summary of non-current liabilities - deferred tax (Detail) - AUD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets and liabilities [abstract]
Deferred tax liability associated with Licensing Agreement - Non-current liabilities	$ 3,413	$ 3,711
Amount expected to be settled within 12 months	298	298
Amount expected to be settled after more than 12 months	3,115	3,413
Deferred tax liability associated with Licensing Agreement - Non-current liabilities	$ 3,413	$ 3,711